Financial Instruments and Risk Management (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Short term loan	$ 678,155	$ 289,262
Cash deposit	7,406	13,068
Trade and accrued payables	17,049	$ 15,362
PXP Energy Corporation
Statement [Line Items]
Short term loan	$ 678,155